GS Mortgage-Backed Securities Trust 2022-PJ4 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)

Run Date - 4/11/2022 4:32:35 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	68	0.00%	499
Amortization Term	0	15	0.00%	499
Amortization Type	0	15	0.00%	499
Balloon Flag	0	453	0.00%	499
Borrower First Name	0	453	0.00%	499
Borrower FTHB	0	15	0.00%	499
Borrower Last Name	0	499	0.00%	499
Borrower SSN	0	453	0.00%	499
City	0	499	0.00%	499
Contract Sales Price	0	52	0.00%	499
Decision System	0	15	0.00%	499
Doc Type	0	7	0.00%	499
Escrow Account	0	21	0.00%	499
Has FTHB	0	20	0.00%	499
Investor: Qualifying Total Debt Ratio	4	499	0.80%	499
Lender	0	453	0.00%	499
Lien Position	0	15	0.00%	499
LTV Valuation Value	1	53	1.89%	499
Margin	0	7	0.00%	499
Maturity Date	0	46	0.00%	499
Mortgage Type	0	6	0.00%	499
Note Date	1	61	1.64%	499
Occupancy	0	499	0.00%	499
Original CLTV	0	499	0.00%	499
Original Interest Rate	0	453	0.00%	499
Original Loan Amount	0	499	0.00%	499
Original LTV	0	499	0.00%	499
Original Term	0	7	0.00%	499
Originator Loan Designation	0	453	0.00%	499
PITIA Reserves Months	0	235	0.00%	499
Product Description	0	453	0.00%	499
Property Type	4	499	0.80%	499
Purpose	0	499	0.00%	499
Refi Purpose	0	46	0.00%	499
Representative FICO	0	499	0.00%	499
State	0	499	0.00%	499
Street	0	453	0.00%	499
Zip	0	499	0.00%	499
Total	10	10,316	0.10%	499